Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Deposits and Other Current Assets [Abstract]
Schedule of accrued expenses and other current liabilities
	March 31, 2023	December 31, 2022
Accrued payroll and benefits	$25,481	$20,502
Accrued legal contingencies	16,000	18,940
Engineering, design and testing services received not invoiced	10,591	9,443
Deposits from customers	3,610	3,573
Other current liabilities	11,298	13,251
Total accrued expenses and other current liabilities	$66,980	$65,709

	2022	2021
Accrued payroll and benefits	$20,502	$21,752
Accrued legal contingencies	18,940	16,881
Equipment, engineering, design, and testing services received not invoiced	9,443	13,863
Deposits from customers	3,573	4,354
Due to affiliates	-	6,673
Obligation to issue registered shares of Class A Common Stock	-	12,635
Other current liabilities	13,251	11,780
Total accrued expenses and other current liabilities	$65,709	$87,938